Accounts payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable [Abstract]
Payable to group buying merchants	$ 4,010	$ 6,107	$ 14,700
Payable for advertisement fees	3,057	4,319	5,168
Payable related to purchases of property and equipment	28	394
Rebate payable to sales agents	1,205	206
Others	9	113	7
Total	$ 8,309	$ 11,139	$ 19,875